Overview and Summary of Significant Accounting Policies (AES Indiana) (Q1)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Overview and Summary of Significant Accounting Policies

1. OVERVIEW AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IPALCO is a holding company incorporated under the laws of the state of Indiana. IPALCO, acquired by AES in March 2001, is owned by AES U.S. Investments (82.35%) and CDPQ (17.65%). AES U.S. Investments is owned by AES U.S. Holdings, LLC (85%) and CDPQ (15%). IPALCO owns all of the outstanding common stock of IPL, which does business as AES Indiana. Substantially all of IPALCO’s business consists of generating, transmitting, distributing and selling of electric energy conducted through its principal subsidiary, AES Indiana. AES Indiana was incorporated under the laws of the state of Indiana in 1926. AES Indiana has approximately 523,000 retail customers in the city of Indianapolis and neighboring cities, towns and communities, and adjacent rural areas all within the state of Indiana. AES Indiana has an exclusive right to provide electric service to those customers.

AES Indiana owns and operates four generating stations all within the state of Indiana. The first station, Petersburg, is coal-fired, and AES Indiana retired 230 MW Petersburg Unit 1 in May 2021 and 415 MW Petersburg Unit 2 in June 2023, which resulted in 630 MW of total retired economic capacity at this station. AES Indiana plans to convert the remaining two coal units at Petersburg to natural gas (for further discussion, see Note 2, “Regulatory Matters—IRP Filings and Replacement Generation—2022 IRP”). The second station, Harding Street, consists of three natural gas-fired boilers and steam turbines and uses natural gas and fuel oil to power five combustion turbines. In addition, AES Indiana operates a 20 MW battery energy storage unit at this location, which provides frequency response. The third station, Eagle Valley, is a CCGT natural gas plant. The fourth station, Georgetown, is a peaking station that uses natural gas to power combustion turbines. As of December 31, 2023, AES Indiana’s net electric generation capacity for winter is 3,070 MW and net summer capacity is 2,925 MW.

In December 2021, AES Indiana, through a wholly-owned subsidiary, completed the acquisition of Hardy Hills Solar Energy LLC, including the development of a 195 MW solar project (the “Hardy Hills Solar Project”). In December 2023, the first stage of construction for the Hardy Hills Solar Project was completed and placed in service, with initial operations for over half of the project commencing on December 28, 2023. The final stage for construction of the project is expected to be completed during the first half of 2024.

In August 2023, AES Indiana, through a wholly-owned subsidiary, completed the acquisition of Petersburg Energy Center, LLC, including the development of a 250 MW solar and 45 MW (180 MWh) energy storage facility (the “Petersburg Energy Center Project”). The Petersburg Energy Center Project is expected to be completed in 2025.

In June 2023, AES Indiana, through a wholly-owned subsidiary, executed an agreement for the construction of the 200 MW (800 MWh) Pike County BESS Project to be developed at the AES Indiana Petersburg Plant site in Pike County, Indiana, subject to IURC approval, which was received in January 2024. The Pike County BESS Project is expected to be completed in 2024.

For further discussion about AES Indiana’s plans for wind, solar, and battery energy storage projects, please see Note 2, “Regulatory Matters—IRP Filings and Replacement Generation.”

IPALCO’s other direct subsidiary is Mid-America. Mid-America is the holding company for IPALCO’s unregulated activities, which have not been material to the financial statements in the periods covered by this report. IPALCO’s regulated business is conducted through AES Indiana. IPALCO has two business segments: utility and nonutility. The utility segment consists of the operations of AES Indiana and everything else is included in the nonutility segment.

Principles of Consolidation

IPALCO’s consolidated financial statements are prepared in accordance with GAAP and in conjunction with the rules and regulations of the SEC. The consolidated financial statements include the accounts of IPALCO, its regulated utility subsidiary, AES Indiana, and its unregulated subsidiary, Mid-America. Furthermore, VIEs in which the Company has an ownership interest and is the primary beneficiary, thus controlling the VIE, as described below, have been consolidated. All intercompany items have been eliminated in consolidation. Certain costs for shared resources amongst AES Indiana and IPALCO, such as labor and benefits, are allocated to each entity based on allocation methodologies that management believes to be reasonable. We have evaluated subsequent events through the date this report is issued.

If IPALCO enters into transactions impacting equity interests in its affiliates, IPALCO must determine whether the transaction impacts the Company’s consolidation conclusion by first determining whether the transaction should be evaluated under the variable interest model or the voting model. In determining which consolidation model applies to the transaction, IPALCO is required to make judgments about how the entity operates, the most significant of which are whether (i) the entity has sufficient equity to finance its activities, (ii) the equity holders, as a group, have the characteristics of a controlling financial interest, and (iii) whether the entity has non-substantive voting rights. If the entity is determined to be a variable interest entity and IPALCO is determined to have power and benefits, the entity will be consolidated by IPALCO.

Noncontrolling Interests

Noncontrolling interests are classified as a separate component of equity in the Consolidated Balance Sheets and Consolidated Statements of Changes in Equity. Additionally, net income attributable to noncontrolling interests is reflected separately from consolidated net income on the Consolidated Statements of Operations. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and noncontrolling interests. Losses continue to be attributed to the noncontrolling interests, even when the noncontrolling interests’ basis has been reduced to zero.

Allocation of Earnings

Hardy Hills JV is subject to profit-sharing arrangements where the allocation of earnings, cash distributions, and tax benefits are not based on fixed ownership percentages. This arrangement exists to designate different allocations of value among the investors, where the allocations change in form or percentage over the life of the partnership. IPALCO uses the HLBV method when it is a reasonable approximation of the profit-sharing arrangement. The HLBV method calculates the proceeds that would be attributable to each partner based on the liquidation provisions of the respective operating partnership agreement if the partnership was to be liquidated at book value at the balance sheet date. Each partner’s share of income in the period is equal to the change in the amount of net equity they are legally able to claim based on a hypothetical liquidation of the entity at the end of a reporting period compared to the beginning of that period, adjusted for any capital transactions (for further discussion about the Equity Capital Contribution Agreement, see Note 2, “Regulatory Matters—IRP Filings and Replacement Generation”).

The HLBV method is used to calculate the earnings attributable to noncontrolling interest when the business is consolidated by IPALCO. In the early months of operations of a renewable generation facility where HLBV results in a significant decrease in the hypothetical liquidation proceeds attributable to the tax equity investor due to the recognition of ITCs or other adjustments as required by the U.S. Internal Revenue Code, the Company records the impact (sometimes referred to as the ‘Day one gain’) to income in the same period.

Use of Management Estimates

The preparation of financial statements in conformity with GAAP requires that management make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenue and expenses during the reporting period may also be affected by the estimates and assumptions management is required to make. Actual results may differ from those estimates. Significant items subject to such estimates and assumptions include: recognition of revenue including unbilled revenue; the carrying value of property, plant and equipment; the valuation of insurance and claims liabilities; the valuation of allowances for credit losses and deferred income taxes; regulatory assets and liabilities; liabilities recorded for income tax exposures; litigation; contingencies; and assets and liabilities related to AROs and employee benefits.

Reclassifications

Certain immaterial amounts from prior periods have been reclassified to conform to the current year presentation.

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value. All highly liquid short-term investments with original maturities of three months or less are considered cash equivalents.

Restricted Cash

Restricted cash includes cash which is restricted as to withdrawal or usage. The nature of the restrictions includes restrictions imposed by agreements related to deposits held as collateral.

The following table provides a summary of cash, cash equivalents, and restricted cash amounts reported within the Consolidated Balance Sheets that reconcile to the total of such amounts as shown on the Consolidated Statements of Cash Flows:

	As of December 31,
	2023	2022
	(In Thousands)
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$28,579	$201,548
Restricted cash (included in Prepayments and other current assets)	5	5
Total cash, cash equivalents and restricted cash	$28,584	$201,553

Accounts Receivable and Allowance for Credit Losses

The following table summarizes our accounts receivable balances at December 31:

	As of December 31,
	2023	2022
	(In Thousands)
Accounts receivable, net
Customer receivables	$125,715	$125,540
Unbilled revenue	91,463	74,488
Amounts due from related parties	5,178	239
Other	13,848	17,373
Allowance for credit losses	(2,283)	(1,117)
Total accounts receivable, net	$233,921	$216,523

The following table is a rollforward of our allowance for credit losses related to the accounts receivable balances for the periods indicated:

	For the Years Ended December 31,
	2023	2022
	(In Thousands)
Allowance for credit losses:
Beginning balance	$1,117	$647
Current period provision	7,413	5,851
Write-offs charged against allowance	(7,764)	(7,008)
Recoveries collected	1,517	1,627
Ending Balance	$2,283	$1,117

The allowance for credit losses primarily relates to utility customer receivables, including unbilled amounts. Expected credit loss estimates are developed by disaggregating customers into those with similar credit risk characteristics and using historical credit loss experience. In addition, we also consider how current and future economic conditions are expected to impact collectability, as applicable, of our receivable balance. Amounts are written off when reasonable collections efforts have been exhausted.

Inventories

We maintain coal, fuel oil, natural gas, materials and supplies inventories for use in the production of electricity. These inventories are accounted for at the lower of cost or net realizable value, using the average cost. The following table summarizes our inventories balances at December 31:

	As of December 31,
	2023	2022
	(In Thousands)
Inventories
Fuel	$77,198	$60,497
Materials and supplies, net	66,392	63,111
Total inventories	$143,590	$123,608

Regulatory Accounting

The retail utility operations of AES Indiana are subject to the jurisdiction of the IURC. AES Indiana’s wholesale power transactions are subject to the jurisdiction of the FERC. These agencies regulate AES Indiana’s utility business operations, tariffs, accounting, depreciation allowances, services, issuances of securities and the sale and acquisition of utility properties. The financial statements of AES Indiana are based on GAAP, including the provisions of FASB ASC 980 “Regulated Operations,” which gives recognition to the ratemaking and accounting practices of these agencies. See also Note 2, “Regulatory Matters—Regulatory Assets and Liabilities” for a discussion of specific regulatory assets and liabilities.

Property, Plant and Equipment

Property, plant and equipment is stated at original cost as defined for regulatory purposes. The cost of additions to property, plant and equipment and replacements of retirement units of property are charged to plant accounts. Units of property replaced or abandoned in the ordinary course of business are retired from the plant accounts at cost; such amounts, less salvage, are charged to accumulated depreciation. Depreciation is computed by the straight-line method based on functional rates approved by the IURC and averaged 3.7%, 3.8% and 3.7% during 2023, 2022 and 2021, respectively. Depreciation expense was $244.8 million, $247.5 million, and $239.1 million for the years ended December 31, 2023, 2022 and 2021, respectively. “Depreciation and amortization” expense on the accompanying Consolidated Statements of Operations is presented net of regulatory deferrals of depreciation expense and also includes amortization of intangible assets and amortization of previously deferred regulatory costs.

AFUDC

In accordance with the Uniform System of Accounts prescribed by FERC, AES Indiana capitalizes an allowance for the net cost of funds (interest on borrowed funds and a reasonable rate of return on equity funds) used for construction purposes during the period of construction with a corresponding credit to income. AES Indiana capitalized amounts using pretax composite rates of 7.1%, 5.4% and 5.7% during 2023, 2022 and 2021, respectively. AFUDC equity and AFUDC debt were as follows for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
	(In Thousands)
AFUDC equity	$9,315	$4,784	$5,412
AFUDC debt	$13,739	$8,215	$4,815

Impairment of Long-Lived Assets

GAAP requires that we test long-lived assets for impairment when indicators of impairment exist. If an asset is deemed to be impaired, we are required to write down the asset to its fair value with a charge to current earnings. The net book value of our property, plant, and equipment was $4.5 billion and $4.0 billion as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, AES Indiana had $259.9 million and $287.5 million, respectively, of long-term regulatory assets associated with Petersburg Unit 1 and 2 retirement costs (for further discussion, see Note 2, “Regulatory Matters—IRP Filings and Replacement Generation” and Note 3, “Property, Plant and Equipment”). We do not believe any of these assets are currently impaired. In making this assessment, we consider such factors as: the overall condition and generating and distribution capacity of the assets; the expected ability to recover additional expenditures in the assets; the anticipated demand and relative pricing of retail electricity in our service territory and wholesale electricity in the region; and the cost of fuel.

Intangible Assets

Finite-lived intangible assets primarily include capitalized software and project development intangible assets amortized on a straight-line basis over their useful lives. The following table presents information related to the Company’s intangible assets, including the gross amount capitalized and related amortization:

		December 31,
	Weighted average amortization periods (in years)	2023	2022
	$ in thousands
Capitalized software	8	$261,872	$205,910
Project development intangible assets	28	84,097	39,455
Other	Various	797	797
Less: Accumulated amortization		(111,110)	(107,184)
Intangible assets – net		$235,656	$138,978

	For the Years Ended December 31,
	2023	2022	2021
Amortization expense	$14,570	$10,122	$11,241

Estimated future amortization
Years ending December 31,
2024	$20,764
2025	20,764
2026	22,550
2027	22,550
2028	22,550
Total	$109,178

Implementation Costs Related to Software as a Service

IPALCO has recorded prepayments for implementation costs related to software as a service in support of utility customer services of $7.1 million and $8.2 million as of December 31, 2023 and 2022, respectively, which are recorded within “Other non-current assets” on the accompanying Consolidated Balance Sheets.

Debt Issuance Costs

Costs incurred in connection with the issuance of long-term debt are deferred and presented as a direct reduction from the face amount of that debt and amortized over the related financing period using the effective interest method. Debt issuance costs related to a line-of-credit or revolving credit facility are deferred and presented as an asset and amortized over the related financing period. Make-whole payments in connection with early debt retirements are classified as cash flows from financing activities.

Contingencies

IPALCO accrues for loss contingencies when the amount of the loss is probable and estimable. We are subject to various environmental regulations and are involved in certain legal proceedings. If IPALCO’s actual environmental and/or legal obligations are different from our estimates, the recognition of the actual amounts may have a material impact on our results of operations, financial condition and cash flows; although that has not been the case during the periods covered by this report. Accruals for loss contingencies were not material as of December 31, 2023 and 2022. See Note 10, “Commitments and Contingencies—Contingencies” for additional information.

Concentrations of Risk

Substantially all of AES Indiana’s customers are located within the Indianapolis area. Approximately 68% of AES Indiana’s employees are covered by collective bargaining agreements in two bargaining units: a physical unit and a clerical-technical unit. AES Indiana’s contract with the physical unit expires on December 4, 2024, and the contract with the clerical-technical unit expires February 12, 2026. Additionally, AES Indiana has long-term coal contracts with one supplier, and substantially all of AES Indiana’s coal is currently mined in the state of Indiana.

Financial Derivatives

All derivatives are recognized as either assets or liabilities in the balance sheets and are measured at fair value. Changes in the fair value are recorded in earnings unless the derivative is designated as a cash flow hedge of a forecasted transaction or it qualifies for the normal purchases and sales exception.

AES Indiana has contracts involving the physical delivery of energy and fuel. Because some of these contracts qualify for the normal purchases and normal sales scope exception in ASC 815, AES Indiana has elected to account for them as accrual contracts, which are not adjusted for changes in fair value. AES Indiana has or previously had FTRs and forward power contracts that do not qualify for hedge accounting or the normal purchases and sales exceptions under ASC 815. Accordingly, FTRs are recorded at fair value when acquired and subsequently amortized over the annual period as they are used. FTRs are initially recorded at fair value using the income approach. The forward power contracts are recorded at fair value with changes in the fair value charged or credited to the Consolidated Statements of Operations in the period in which the change occurred. Forward power contracts are fair valued using the market approach.

Additionally, we use interest rate hedges to manage the interest rate risk associated with refinancing our long-term debt. We use cash flow hedge accounting when the hedge or a portion of the hedge is deemed to be highly effective, which results in changes in the fair value being recorded within accumulated other comprehensive income, a component of shareholders’ equity. We have elected not to offset net derivative positions in the Financial Statements. Accordingly, we do not offset such derivative positions against the fair value of amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements. See Note 5, “Derivative Instruments and Hedging Activities” for additional information.

Leases

The Company has finance leases primarily for land in which the Company is the lessee. Operating leases with an initial term of 12 months or less are not recorded on the balance sheet, but are expensed on a straight-line basis over the lease term. The Company’s leases do not contain any material residual value guarantees, restrictive covenants or subleases.

Right-of-use assets represent our right to use an underlying asset for the lease term while lease liabilities represent our obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized on commencement of the lease based on the present value of lease payments over the lease term. Generally, the rate implicit in the lease is not readily determinable; as such, we use the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company determines discount rates based on its existing credit rates of its borrowings, which are then adjusted for the appropriate lease term. The right-of-use asset also includes any lease payments made and excludes lease incentives that are paid or payable to the lessee at commencement. The lease term includes periods covered by the option to extend if it is reasonably certain that the option will be exercised and periods covered by an option to terminate if it is reasonably certain that the option will not be exercised.

Accumulated Other Comprehensive Income / (Loss)

The amounts reclassified out of AOCI / (AOCL) by component during the years ended December 31, 2023, 2022 and 2021 are as follows (in thousands):

	Affected line item in the	For the Years Ended December 31,
Details about AOCI / (AOCL) components	Consolidated Statements of Operations	2023	2022	2021
Net losses on cash flow hedges (Note 5):	Interest expense	$7,229	$7,229	$4,819
	Income tax effect	(1,798)	(1,798)	(1,199)
Total reclassifications for the period, net of income taxes		$5,431	$5,431	$3,620

See Note 5, “Derivative Instruments and Hedging Activities—Cash Flow Hedges” for further information on the changes in the components of AOCL.

Revenue Recognition

Revenue related to the sale of energy is generally recognized when service is rendered or energy is delivered to customers. However, the determination of the energy sales to individual customers is based on the reading of their meters, which occurs on a systematic basis throughout the month. At the end of each month, amounts of energy delivered to certain customers since the date of the last meter reading are estimated and the corresponding unbilled revenue is accrued. In making its estimates of unbilled revenue, AES Indiana uses models that consider various factors including daily generation volumes; known amounts of energy usage by nearly all residential, commercial and industrial customers; and estimated customer rates based on prior period billings. Given the use of these models, and that customers are billed on a monthly cycle, we believe it is unlikely that materially different results will occur in future periods when revenue is billed. An allowance for potential credit losses is maintained and amounts are written off when normal collection efforts have been exhausted. Our provision for expected credit losses included in “Operating expenses—Operation and maintenance” on the accompanying Consolidated Statements of Operations was $7.5 million, $5.9 million and $3.0 million for the years ended December 31, 2023, 2022 and 2021, respectively.

AES Indiana’s basic rates include a provision for fuel costs as established in AES Indiana’s most recent rate proceeding, which last adjusted AES Indiana’s rates in December 2018. AES Indiana is permitted to recover actual costs of purchased power and fuel consumed, subject to certain restrictions. This is accomplished through quarterly FAC proceedings, in which AES Indiana estimates the amount of fuel and purchased power costs in future periods. Through these proceedings, AES Indiana is also permitted to recover, in future rates, underestimated fuel and purchased power costs from prior periods, subject to certain restrictions, and therefore the over or underestimated costs are deferred or accrued and amortized into fuel expense in the same period that AES Indiana’s rates are adjusted. See also Note 2, “Regulatory Matters” for a discussion of other costs that AES Indiana is permitted to recover through periodic rate adjustment proceedings and the status of current rate adjustment proceedings.

In addition, we are one of many transmission system owner members of MISO, a RTO which maintains functional control over the combined transmission systems of its members and manages one of the largest energy markets in the U.S. See Note 13, “Revenue” for additional information of MISO sales and other revenue streams.

Operating Expenses — Other, Net

Operating expenses — Other, net generally includes gains or losses on asset sales, dispositions or acquisitions, gains or losses on the sale or acquisition of businesses, and other expense or income from miscellaneous operating transactions. For the year ended December 31, 2022, the $3.2 million is primarily due to a gain on remeasurement of contingent consideration associated with the Hardy Hills Solar Project acquisition. For the year ended December 31, 2021, the $5.6 million represents a gain on acquisition.

Pension and Postretirement Benefits

We recognize in our Consolidated Balance Sheets an asset or liability reflecting the funded status of pension and other postretirement plans with current-year changes in the funded status, that would otherwise be recognized in AOCI, recorded as a regulatory asset as this can be recovered through future rates. All plan assets are recorded at fair value. We follow the measurement date provisions of the accounting guidance, which require a year-end measurement date of plan assets and obligations for all defined benefit plans.

We account for and disclose pension and postretirement benefits in accordance with the provisions of GAAP relating to the accounting for pension and other postretirement plans. These GAAP provisions require the use of assumptions, such as the discount rate for liabilities and long-term rate of return on assets, in determining the obligations, annual cost and funding requirements of the plans. Consistent with the requirements of ASC 715, we apply a disaggregated discount rate approach for determining service cost and interest cost for our defined benefit pension plans and postretirement plans.

See Note 8, “Benefit Plans” for more information.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities, and their respective income tax bases. The Company establishes a valuation allowance when it is more likely than not that all or a portion of a deferred tax asset will not be realized. The Company’s tax positions are evaluated under a more likely than not recognition threshold and measurement analysis before they are recognized for financial statement reporting.

Uncertain tax positions are classified as noncurrent income tax liabilities unless expected to be paid within one year. The Company’s policy for interest and penalties is to recognize interest and penalties as a component of the provision for income taxes in the Consolidated Statements of Operations.

Income tax assets or liabilities, which are included in allowable costs for ratemaking purposes in future years, are recorded as regulatory assets or liabilities with a corresponding deferred tax liability or asset. Investment tax credits that reduced federal income taxes in the years they arose have been deferred and are being amortized to income over the useful lives of the properties in accordance with regulatory treatment. See Note 2, “Regulatory Matters” for additional information.

IPALCO and its subsidiaries file U.S. federal income tax returns as part of the consolidated U.S. income tax return filed by AES. The consolidated tax liability is allocated to each subsidiary based on the separate return method which is specified in our tax allocation agreement and which provides a consistent, systematic and rational approach. See Note 7, “Income Taxes” for additional information.

Repair and Maintenance Costs

Repair and maintenance costs are expensed as incurred.

Per Share Data

IPALCO is owned by AES U.S. Investments and CDPQ. IPALCO does not report earnings on a per-share basis.

New Accounting Pronouncements

We have assessed and determined that the new accounting pronouncements adopted did not have a material impact on the Company’s Financial Statements.

New Accounting Pronouncements Issued but Not Yet Effective

The following table provides a brief description of recent accounting pronouncements that could have a material impact on the Company’s Financial Statements once adopted. Accounting pronouncements not listed below were assessed and determined to be either not applicable or are expected to have no material impact on the Company’s Financial Statements.

ASU Number and Name	Description	Date of Adoption	Effect on the Financial Statements upon adoption
2023-06 Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative

In U.S. Securities and Exchange Commission (SEC) Release No. 33-10532, Disclosure Update and Simplification, issued August 17, 2018, the SEC referred certain of its disclosure requirements that overlap with, but require incremental information to, generally accepted accounting principles (GAAP) to the FASB for potential incorporation into the Codification. The amendments in this Update are the result of the Board’s decision to incorporate into the Codification 14 of the 27 disclosures referred by the SEC.

		The effective date for each amendment will be the date on which the SEC’s removal of that related disclosure becomes effective, with early adoption prohibited. The amendments in this Update should be applied prospectively.	We will provide the required disclosures on a prospective basis on the date each amendment becomes effective. We do not expect ASU 2023-06 will have any impact to our consolidated financial statements.

ASU Number and Name	Description	Date of Adoption	Effect on the Financial Statements upon adoption
The amendments in this Update represent changes to clarify or improve disclosure and presentation requirements of a variety of Topics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations.
2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures	The amendments in this section are designed to improve the disclosures related to Segment reporting on an interim and annual basis. Public companies must disclose significant segment expenses and an amount for other segment items. This will also require that a company disclose its annual disclosures under Topic 280 in each interim period. Furthermore, companies will need to disclose the Chief Operating Decision Maker (CODM) and how the CODM assesses the performance of a segment. Lastly, public companies that have a single reportable segment must report the required disclosures under topic 280.	The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted.	We are currently evaluating the impact of adopting the standard on our consolidated financial statements.
2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures	The amendments in this Update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. Furthermore, companies are required to disclose a disaggregated amount of income taxes paid at a federal, state, and foreign level as well as a break down of income taxes paid in a jurisdiction that comprises 5% of a company’s total income taxes paid. Lastly, this ASU requires that companies disclose income (loss) from continuing operations before income tax at a domestic and foreign level and that companies disclose income tax expense from continuing operations on a federal, state, and foreign level.	The amendments in this Update are effective for fiscal years beginning after December 15, 2024.	We are currently evaluating the impact of adopting the standard on our consolidated financial statements.

Indianapolis Power And Light Company
Entity Information [Line Items]
Overview and Summary of Significant Accounting Policies

1. OVERVIEW AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IPL, which does business as AES Indiana, was incorporated under the laws of the state of Indiana in 1926. All of the outstanding common stock of AES Indiana is owned by IPALCO. IPALCO, acquired by AES in March 2001, is owned by AES U.S. Investments and CDPQ. AES U.S. Investments is owned by AES (85%) and CDPQ (15%). AES Indiana is engaged primarily in generating, transmitting, distributing and selling of electric energy to approximately 523,000 retail customers in the city of Indianapolis and neighboring cities, towns and communities, and adjacent rural areas all within the state of Indiana. AES Indiana has an exclusive right to provide electric service to those customers.

AES Indiana owns and operates four generating stations all within the state of Indiana. The first station, Petersburg, is coal-fired, and AES Indiana retired 230 MW Petersburg Unit 1 in May 2021 and 415 MW Petersburg Unit 2 in June 2023, which resulted in 630 MW of total retired economic capacity at this station. AES Indiana plans to convert the remaining two coal units at Petersburg to natural gas (for further discussion, see Note 2, “Regulatory Matters—IRP Filings and Replacement Generation 2022 IRP”). The second station, Harding Street, consists of three natural gas-fired boilers and steam turbines and uses natural gas and fuel oil to power five combustion turbines. In addition, AES Indiana operates a 20 MW battery energy storage unit at this location, which provides frequency response. The third station, Eagle Valley, is a CCGT natural gas plant. The fourth station, Georgetown, is a peaking station that uses natural gas to power combustion turbines. As of December 31, 2023, AES Indiana’s net electric generation capacity for winter is 3,070 MW and net summer capacity is 2,925 MW.

In December 2021, AES Indiana, through a wholly-owned subsidiary, completed the acquisition of Hardy Hills Solar Energy LLC, including the development of a 195 MW solar project (the “Hardy Hills Solar Project”). In December 2023, the first stage of construction for the Hardy Hills Solar Project was completed and placed in service, with initial operations for over half of the project commencing on December 28, 2023. The final stage for construction of the project is expected to be completed during the first half of 2024.

In August 2023, AES Indiana, through a wholly-owned subsidiary, completed the acquisition of Petersburg Energy Center, LLC, including the development of a 250 MW solar and 45 MW (180 MWh) energy storage facility (the “Petersburg Energy Center Project”). The Petersburg Energy Center Project is expected to be completed in 2025.

In June 2023, AES Indiana, through a wholly-owned subsidiary, executed an agreement for the construction of the 200 MW (800 MWh) Pike County BESS Project to be developed at the AES Indiana Petersburg Plant site in Pike County, Indiana, subject to IURC approval, which was received in January 2024. The Pike County BESS Project is expected to be completed in 2024.

For further discussion about AES Indiana’s plans for wind, solar, and battery energy storage projects, please see Note 2, “Regulatory Matters—IRP Filings and Replacement Generation.”

Principles of Consolidation

AES Indiana’s consolidated financial statements are prepared in accordance with GAAP and in conjunction with the rules and regulations of the SEC. The consolidated financial statements include the accounts of AES Indiana and its wholly owned subsidiaries. Furthermore, VIEs in which the Company has an ownership interest and is the primary beneficiary, thus controlling the VIE, as described below, have been consolidated. All intercompany items have been eliminated in consolidation. Certain costs for shared resources amongst AES Indiana and IPALCO, such as labor and benefits, are allocated to each entity based on allocation methodologies that management believes to be reasonable. We have evaluated subsequent events through the date this report is issued.

If AES Indiana enters into transactions impacting equity interests in its affiliates, AES Indiana must determine whether the transaction impacts the Company’s consolidation conclusion by first determining whether the transaction should be evaluated under the variable interest model or the voting model. In determining which consolidation model applies to the transaction, AES Indiana is required to make judgments about how the entity operates, the most significant of which are whether (i) the entity has sufficient equity to finance its activities, (ii) the equity holders, as a group, have the characteristics of a controlling financial interest, and (iii) whether the entity has non-substantive voting rights. If the entity is determined to be a variable interest entity and AES Indiana is determined to have power and benefits, the entity will be consolidated by AES Indiana.

Noncontrolling Interests

Noncontrolling interests are classified as a separate component of equity in the Consolidated Balance Sheets and Consolidated Statements of Changes in Equity. Additionally, net income attributable to noncontrolling interests is reflected separately from consolidated net income on the Consolidated Statements of Operations. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and noncontrolling interests. Losses continue to be attributed to the noncontrolling interests, even when the noncontrolling interests’ basis has been reduced to zero.

Allocation of Earnings

Hardy Hills JV is subject to profit-sharing arrangements where the allocation of earnings, cash distributions, and tax benefits are not based on fixed ownership percentages. This arrangement exists to designate different allocations of value among the investors, where the allocations change in form or percentage over the life of the partnership. AES Indiana uses the HLBV method when it is a reasonable approximation of the profit-sharing arrangement. The HLBV method calculates the proceeds that would be attributable to each partner based on the liquidation provisions of the respective operating partnership agreement if the partnership was to be liquidated at book value at the balance sheet date. Each partner’s share of income in the period is equal to the change in the amount of net equity they are legally able to claim based on a hypothetical liquidation of the entity at the end of a reporting period compared to the beginning of that period, adjusted for any capital transactions (for further discussion about the Equity Capital Contribution Agreement, see Note 2, “Regulatory Matters—IRP Filings and Replacement Generation”).

The HLBV method is used to calculate the earnings attributable to noncontrolling interest when the business is consolidated by AES Indiana. In the early months of operations of a renewable generation facility where HLBV results in a significant decrease in the hypothetical liquidation proceeds attributable to the tax equity investor due to the recognition of investment tax credits (“ITCs”) or other adjustments as required by the U.S. Internal Revenue Code, the Company records the impact (sometimes referred to as the ‘Day one gain’) to income in the same period.

Use of Management Estimates

The preparation of financial statements in conformity with GAAP requires that management make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenue and expenses during the reporting period may also be affected by the estimates and assumptions management is required to make. Actual results may differ from those estimates. Significant items subject to such estimates and assumptions include: recognition of revenue including unbilled revenue; the carrying value of property, plant and equipment; the valuation of insurance and claims liabilities; the valuation of allowances for credit losses and deferred income taxes; regulatory assets and liabilities; liabilities recorded for income tax exposures; litigation; contingencies; and assets and liabilities related to AROs and employee benefits.

Reclassifications

Certain immaterial amounts from prior periods have been reclassified to conform to the current year presentation.

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value. All highly liquid short-term investments with original maturities of three months or less are considered cash equivalents.

Restricted Cash

Restricted cash includes cash which is restricted as to withdrawal or usage. The nature of the restrictions includes restrictions imposed by agreements related to deposits held as collateral.

The following table provides a summary of cash, cash equivalents, and restricted cash amounts reported within the Consolidated Balance Sheets that reconcile to the total of such amounts as shown on the Consolidated Statements of Cash Flows:

	As of December 31,
	2023	2022
	(In Thousands)
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$25,767	$199,103
Restricted cash (included in Prepayments and other current assets)	5	5
Total cash, cash equivalents and restricted cash	$25,772	$199,108

Accounts Receivable and Allowance for Credit Losses

The following table summarizes our accounts receivable balances at December 31:

	As of December 31,
	2023	2022
	(In Thousands)
Accounts receivable, net
Customer receivables	$125,715	$125,540
Unbilled revenue	91,463	74,488
Amounts due from related parties	5,227	288
Other	13,848	17,373
Allowance for credit losses	(2,283)	(1,117)
Total accounts receivable, net	$233,970	$216,572

The following table is a rollforward of our allowance for credit losses related to the accounts receivable balances for the periods indicated:

	For the Years Ended December 31,
	2023	2022
	(In Thousands)
Allowance for credit losses:
Beginning balance	$1,117	$647
Current period provision	7,413	5,851
Write-offs charged against allowance	(7,764)	(7,008)
Recoveries collected	1,517	1,627
Ending Balance	$2,283	$1,117

The allowance for credit losses primarily relates to utility customer receivables, including unbilled amounts. Expected credit loss estimates are developed by disaggregating customers into those with similar credit risk characteristics and using historical credit loss experience. In addition, we also consider how current and future economic conditions are expected to impact collectability, as applicable, of our receivable balance. Amounts are written off when reasonable collections efforts have been exhausted.

Inventories

AES Indiana maintains coal, fuel oil, natural gas, materials and supplies inventories for use in the production of electricity. These inventories are accounted for at the lower of cost or net realizable value, using the average cost. The following table summarizes our inventories balances at December 31:

	As of December 31,
	2023	2022
	(In Thousands)
Inventories
Fuel	$77,198	$60,497
Materials and supplies, net	66,392	63,111
Total inventories	$143,590	$123,608

Regulatory Accounting

The retail utility operations of AES Indiana are subject to the jurisdiction of the IURC. AES Indiana’s wholesale power transactions are subject to the jurisdiction of the FERC. These agencies regulate AES Indiana’s utility business operations, tariffs, accounting, depreciation allowances, services, issuances of securities and the sale and acquisition of utility properties. The financial statements of AES Indiana are based on GAAP, including the provisions of FASB ASC 980 “Regulated Operations,” which gives recognition to the ratemaking and accounting practices of these agencies. See also Note 2, “Regulatory Matters—Regulatory Assets and Liabilities” for a discussion of specific regulatory assets and liabilities.

Property, Plant and Equipment

Property, plant and equipment is stated at original cost as defined for regulatory purposes. The cost of additions to property, plant and equipment and replacements of retirement units of property are charged to plant accounts. Units of property replaced or abandoned in the ordinary course of business are retired from the plant accounts at cost; such amounts, less salvage, are charged to accumulated depreciation. Depreciation is computed by the straight-line method based on functional rates approved by the IURC and averaged 3.7%, 3.8% and 3.7% during 2023, 2022 and 2021, respectively. Depreciation expense was $244.8 million, $247.5 million, and $239.1 million for the years ended December 31, 2023, 2022 and 2021, respectively. “Depreciation and amortization” expense on the accompanying Consolidated Statements of Operations is presented net of regulatory deferrals of depreciation expense and also includes amortization of intangible assets and amortization of previously deferred regulatory costs.

AFUDC

In accordance with the Uniform System of Accounts prescribed by FERC, AES Indiana capitalizes an allowance for the net cost of funds (interest on borrowed funds and a reasonable rate of return on equity funds) used for construction purposes during the period of construction with a corresponding credit to income. AES Indiana capitalized amounts using pretax composite rates of 7.1%, 5.4% and 5.7% during 2023, 2022 and 2021, respectively. AFUDC equity and AFUDC debt were as follows for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
	(In Thousands)
AFUDC equity	$9,315	$4,784	$5,412
AFUDC debt	$13,739	$8,215	$4,815

Impairment of Long-Lived Assets

GAAP requires that AES Indiana test long-lived assets for impairment when indicators of impairment exist. If an asset is deemed to be impaired, AES Indiana is required to write down the asset to its fair value with a charge to current earnings. The net book value of AES Indiana’s property, plant, and equipment was $4.5 billion and $4.0 billion as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, AES Indiana had $259.9 million and $287.5 million, respectively, of long-term regulatory assets associated with Petersburg Unit 1 and 2 retirement costs (for further discussion, see Note 2, “Regulatory Matters—IRP Filings and Replacement Generation” and Note 3, “Property, Plant and Equipment”). AES Indiana does not believe any of these assets are currently impaired. In making this assessment, AES Indiana considers such factors as: the overall condition and generating and distribution capacity of the assets; the expected ability to recover additional expenditures in the assets; the anticipated demand and relative pricing of retail electricity in its service territory and wholesale electricity in the region; and the cost of fuel.

Intangible Assets

Finite-lived intangible assets primarily include capitalized software and project development intangible assets amortized on a straight-line basis over their useful lives. The following table presents information related to the Company’s intangible assets, including the gross amount capitalized and related amortization:

	Weighted	December 31,
	average amortization periods (in
$ in thousands	years)	2023	2022
Capitalized software	8	$261,872	$205,910
Project development intangible assets	28	84,097	39,455
Other	Various	797	797
Less: Accumulated amortization		(111,110)	(107,184)
Intangible assets – net		$235,656	$138,978

	For the Years Ended December 31,
	2023	2022	2021
Amortization expense	$14,570	$10,122	$11,241

Estimated future amortization
Years ending December 31,
2024	$20,764
2025	20,764
2026	22,550
2027	22,550
2028	22,550
Total	$109,178

Implementation Costs Related to Software as a Service

AES Indiana has recorded prepayments for implementation costs related to software as a service in support of utility customer services of $7.1 million and $8.2 million as of December 31, 2023 and 2022, respectively, which are recorded within “Other non-current assets” on the accompanying Consolidated Balance Sheets.

Debt Issuance Costs

Costs incurred in connection with the issuance of long-term debt are deferred and presented as a direct reduction from the face amount of that debt and amortized over the related financing period using the effective interest method. Debt issuance costs related to a line-of-credit or revolving credit facility are deferred and presented as an asset and amortized over the related financing period. Make-whole payments in connection with early debt retirements are classified as cash flows from financing activities.

Contingencies

AES Indiana accrues for loss contingencies when the amount of the loss is probable and estimable. AES Indiana is subject to various environmental regulations and is involved in certain legal proceedings. If AES Indiana’s actual environmental and/or legal obligations are different from our estimates, the recognition of the actual amounts may have a material impact on our results of operations, financial condition and cash flows; although that has not been the case during the periods covered by this report. Accruals for loss contingencies were not material as of December 31, 2023 and 2022. See Note 10, “Commitments and Contingencies—Contingencies” for additional information.

Concentrations of Risk

Substantially all of AES Indiana’s customers are located within the Indianapolis area. Approximately 68% of AES Indiana’s employees are covered by collective bargaining agreements in two bargaining units: a physical unit and a clerical-technical unit. AES Indiana’s contract with the physical unit expires on December 4, 2024, and the contract with the clerical-technical unit expires February 12, 2026. Additionally, AES Indiana has long-term coal contracts with one supplier, and substantially all of AES Indiana’s coal is currently mined in the state of Indiana.

Financial Derivatives

All derivatives are recognized as either assets or liabilities in the balance sheets and are measured at fair value. Changes in the fair value are recorded in earnings unless the derivative is designated as a cash flow hedge of a forecasted transaction or it qualifies for the normal purchases and sales exception.

AES Indiana has contracts involving the physical delivery of energy and fuel. Because some of these contracts qualify for the normal purchases and normal sales scope exception in ASC 815, AES Indiana has elected to account for them as accrual contracts, which are not adjusted for changes in fair value. AES Indiana has or previously had FTRs and forward power contracts that do not qualify for hedge accounting or the normal purchases and sales exceptions under ASC 815. Accordingly, FTRs are recorded at fair value when acquired and subsequently amortized over the annual period as they are used. FTRs are initially recorded at fair value using the income approach. The forward power contracts are recorded at fair value with changes in the fair value charged or credited to the Consolidated Statements of Operations in the period in which the change occurred. Forward power contracts are fair valued using the market approach.

Leases

The Company has finance leases primarily for land in which the Company is the lessee. Operating leases with an initial term of 12 months or less are not recorded on the balance sheet, but are expensed on a straight-line basis over the lease term. The Company’s leases do not contain any material residual value guarantees, restrictive covenants or subleases.

Right-of-use assets represent our right to use an underlying asset for the lease term while lease liabilities represent our obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized on commencement of the lease based on the present value of lease payments over the lease term. Generally, the rate implicit in the lease is not readily determinable; as such, we use the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company determines discount rates based on its existing credit rates of its borrowings, which are then adjusted for the appropriate lease term. The right-of-use asset also includes any lease payments made and excludes lease incentives that are paid or payable to the lessee at commencement. The lease term includes periods covered by the option to extend if it is reasonably certain that the option will be exercised and periods covered by an option to terminate if it is reasonably certain that the option will not be exercised.

Revenue Recognition

Revenue related to the sale of energy is generally recognized when service is rendered or energy is delivered to customers. However, the determination of the energy sales to individual customers is based on the reading of their meters, which occurs on a systematic basis throughout the month. At the end of each month, amounts of energy delivered to certain customers since the date of the last meter reading are estimated and the corresponding unbilled revenue is accrued. In making its estimates of unbilled revenue, AES Indiana uses models that consider various factors including daily generation volumes; known amounts of energy usage by nearly all residential, commercial and industrial customers; and estimated customer rates based on prior period billings. Given the use of these models, and that customers are billed on a monthly cycle, we believe it is unlikely that materially different results will occur in future periods when revenue is billed. An allowance for potential credit losses is maintained and amounts are written off when normal collection efforts have been exhausted. AES Indiana’s provision for expected credit losses included in “Operating expenses—Operation and maintenance” on the accompanying Consolidated Statements of Operations was $7.5 million, $5.9 million and $3.0 million for the years ended December 31, 2023, 2022 and 2021, respectively.

AES Indiana’s basic rates include a provision for fuel costs as established in AES Indiana’s most recent rate proceeding, which last adjusted AES Indiana’s rates in December 2018. AES Indiana is permitted to recover actual costs of purchased power and fuel consumed, subject to certain restrictions. This is accomplished through quarterly FAC proceedings, in which AES Indiana estimates the amount of fuel and purchased power costs in future periods. Through these proceedings, AES Indiana is also permitted to recover, in future rates, underestimated fuel and purchased power costs from prior periods, subject to certain restrictions, and therefore the over or underestimated costs are deferred or accrued and amortized into fuel expense in the same period that AES Indiana’s rates are adjusted. See also Note 2, “Regulatory Matters” for a discussion of other costs that AES Indiana is permitted to recover through periodic rate adjustment proceedings and the status of current rate adjustment proceedings.

In addition, AES Indiana is one of many transmission system owner members of MISO, a RTO which maintains functional control over the combined transmission systems of its members and manages one of the largest energy markets in the U.S. See Note 13, “Revenue” for additional information of MISO sales and other revenue streams.

Operating Expenses — Other, Net

Operating expenses — Other, net generally includes gains or losses on asset sales, dispositions or acquisitions, gains or losses on the sale or acquisition of businesses, and other expense or income from miscellaneous operating transactions. For the year ended December 31, 2022, the $3.2 million is primarily due to a gain on remeasurement of contingent consideration associated with the Hardy Hills Solar Project acquisition. For the year ended December 31, 2021, the $5.6 million represents a gain on acquisition.

Pension and Postretirement Benefits

AES Indiana recognizes in its Consolidated Balance Sheets an asset or liability reflecting the funded status of pension and other postretirement plans with current-year changes in the funded status, that would otherwise be recognized in AOCI, recorded as a regulatory asset as this can be recovered through future rates. All plan assets are recorded at fair value. AES Indiana follows the measurement date provisions of the accounting guidance, which require a year-end measurement date of plan assets and obligations for all defined benefit plans.

AES Indiana accounts for and discloses pension and postretirement benefits in accordance with the provisions of GAAP relating to the accounting for pension and other postretirement plans. These GAAP provisions require the use of assumptions, such as the discount rate for liabilities and long-term rate of return on assets, in determining the obligations, annual cost and funding requirements of the plans. Consistent with the requirements of ASC 715, AES Indiana applies a disaggregated discount rate approach for determining service cost and interest cost for its defined benefit pension plans and postretirement plans.

See Note 8, “Benefit Plans” for more information.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities, and their respective income tax bases. AES Indiana establishes a valuation allowance when it is more likely than not that all or a portion of a deferred tax asset will not be realized. AES Indiana’s tax positions are evaluated under a more likely than not recognition threshold and measurement analysis before they are recognized for financial statement reporting.

Uncertain tax positions are classified as noncurrent income tax liabilities unless expected to be paid within one year. AES Indiana’s policy for interest and penalties is to recognize interest and penalties as a component of the provision for income taxes in the Consolidated Statements of Operations.

Income tax assets or liabilities which are included in allowable costs for ratemaking purposes in future years are recorded as regulatory assets or liabilities with a corresponding deferred tax liability or asset. Investment tax credits that reduced federal income taxes in the years they arose have been deferred and are being amortized to income over the useful lives of the properties in accordance with regulatory treatment. See Note 2, “Regulatory Matters” for additional information.

AES Indiana files U.S. federal income tax returns as part of the consolidated U.S. income tax return filed by AES. The consolidated tax liability is allocated to each subsidiary based on the separate return method which is specified in our tax allocation agreement and which provides a consistent, systematic and rational approach. See Note 7, “Income Taxes” for additional information.

Repair and Maintenance Costs

Repair and maintenance costs are expensed as incurred.

Per Share Data

IPALCO owns all of the outstanding common stock of AES Indiana. AES Indiana does not report earnings on a per-share basis.

New Accounting Pronouncements

We have assessed and determined that the new accounting pronouncements adopted did not have a material impact on AES Indiana’s Financial Statements.

New Accounting Pronouncements Issued but Not Yet Effective

The following table provides a brief description of recent accounting pronouncements that could have a material impact on the AES Indiana’s Financial Statements once adopted. Accounting pronouncements not listed below were assessed and determined to be either not applicable or are expected to have no material impact on AES Indiana’s Financial Statements.

ASU Number and Name	Description	Date of Adoption	Effect on the Financial Statements upon Adoption
2023-06 Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative

In U.S. Securities and Exchange Commission (SEC) Release No. 33-10532, Disclosure Update and Simplification, issued August 17, 2018, the SEC referred certain of its disclosure requirements that overlap with, but require incremental information to, generally accepted accounting principles (GAAP) to the FASB for potential incorporation into the Codification. The amendments in this Update are the result of the Board’s decision to incorporate into the Codification 14 of the 27 disclosures referred by the SEC.

The amendments in this Update represent changes to clarify or improve disclosure and presentation requirements of a variety of Topics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations.

		The effective date for each amendment will be the date on which the SEC’s removal of that related disclosure becomes effective, with early adoption prohibited. The amendments in this Update should be applied prospectively.	AES Indiana will provide the required disclosures on a prospective basis on the date each amendment becomes effective. AES Indiana does not expect ASU 2023-06 will have any impact to its Financial Statements.
2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures	The amendments in this section are designed to improve the disclosures related to Segment reporting on an interim and annual basis. Public companies must disclose significant segment expenses and an amount for other segment items. This will also require that a company disclose its annual disclosures under Topic 280 in each interim period. Furthermore, companies will need to disclose the Chief Operating Decision Maker (CODM) and how the CODM assesses the performance of a segment. Lastly, public companies that have a single reportable segment must report the required disclosures under topic 280.	The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted.	AES Indiana is currently evaluating the impact of adopting the standard on its Financial Statements.

ASU Number and Name	Description	Date of Adoption	Effect on the Financial Statements upon Adoption
2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures	The amendments in this Update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. Furthermore, companies are required to disclose a disaggregated amount of income taxes paid at a federal, state, and foreign level as well as a break down of income taxes paid in a jurisdiction that comprises 5% of a company’s total income taxes paid. Lastly, this ASU requires that companies disclose income (loss) from continuing operations before income tax at a domestic and foreign level and that companies disclose income tax expense from continuing operations on a federal, state, and foreign level.	The amendments in this Update are effective for fiscal years beginning after December 15, 2024.	AES Indiana is currently evaluating the impact of adopting the standard on its Financial Statements.